Shareholder Report, Line Graph (Details) DFAY_United Kingdom Small Company Portfolio_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											United Kingdom Small Company Portfolio – Institutional
Accumulated Value	$ 13,176	$ 10,014	$ 9,206	$ 13,868	$ 9,166	$ 10,817	$ 9,822	$ 10,833	$ 8,380	$ 10,000	$ 14,913
MSCI United Kingdom Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI United Kingdom Index (net div.)
Accumulated Value	14,975	12,312	10,907	12,453	8,665	11,145	10,408	10,916	8,976	10,000	$ 18,957
MSCI United Kingdom Small Cap Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI United Kingdom Small Cap Index (net div.)
Accumulated Value	$ 12,072	$ 9,207	$ 8,755	$ 14,034	$ 9,631	$ 11,204	$ 10,241	$ 11,113	$ 8,411	$ 10,000	$ 14,054